Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities:
Net income	$ 6,231,298	$ 5,484,278
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization, bank premises and equipment	1,032,418	1,041,985
Provision for loan losses	650,000	500,000
Deferred income tax	784,331	(172,562)
Gain on sale of securities AFS	(3,384)	0
Gain on sale of loans	(317,432)	(429,480)
Loss on sale of bank premises and equipment	29,029	39,644
(Gain) loss on sale of OREO	(143)	4,965
Income from CFSG Partners (see Note 7)	(415,561)	(429,008)
Amortization of bond premium, net	126,863	117,821
Write down of OREO	40,000	41,000
Proceeds from sales of loans held for sale	14,152,736	21,691,034
Originations of loans held for sale	(14,872,591)	(20,062,154)
Increase (decrease) in taxes payable	475,048	(187,908)
Increase in interest receivable	(233,408)	(185,297)
Decrease in mortgage servicing rights	127,409	82,384
Decrease in other assets	98,223	332,930
Increase in cash surrender value of BOLI	(96,376)	(104,920)
Amortization of core deposit intangible	272,691	272,695
Amortization of limited liability entities	617,233	909,386
(Increase) decrease in unamortized loan costs	(8,521)	6,361
Increase in interest payable	28,021	19,930
Increase in accrued expenses	86,309	142,323
(Decrease) increase in other liabilities	(738,549)	193,055
Net cash provided by operating activities	8,065,644	9,308,462
Investments - HTM
Maturities and pay downs	37,344,426	44,317,216
Purchases	(36,282,760)	(50,849,428)
Investments - AFS
Maturities, calls, pay downs and sales	11,497,241	6,166,383
Purchases	(16,565,733)	(13,597,620)
Proceeds from redemption of restricted equity securities	1,055,800	1,866,400
Purchases of restricted equity securities	(3,600)	(2,180,600)
Increase (decrease) in limited partnership contributions payable	459,250	(948,000)
Investments in limited liability entities	(486,750)	0
Proceeds from other investments – supplemental employee retirement plan	1,102,815	0
Increase in loans, net	(16,589,721)	(29,833,467)
Capital expenditures for bank premises and equipment	(575,068)	(451,978)
Proceeds from sales of OREO	462,063	217,143
Recoveries of loans charged off	91,795	75,129
Net cash used in investing activities	(18,490,242)	(45,218,822)
Cash Flows from Financing Activities:
Net increase (decrease) in demand and interest-bearing transaction accounts	27,353,470	(1,735,228)
Net increase in money market and savings accounts	25,088,814	2,157,297
Net increase in time deposits	3,457,664	8,827,401
Net (decrease) increase in repurchase agreements	(1,775,347)	8,349,957
Net (decrease) increase in short-term borrowings	(30,000,000)	21,000,000
Proceeds from long-term borrowings	2,000,000	550,000
Decrease in capital lease obligations	(101,354)	(75,204)
Dividends paid on preferred stock	(101,563)	(87,500)
Dividends paid on common stock	(2,457,871)	(2,313,967)
Net cash provided by financing activities	23,463,813	36,672,756
Net increase in cash and cash equivalents	13,039,215	762,396
Cash and cash equivalents:
Beginning	29,614,286	28,851,890
Ending	42,653,501	29,614,286
Supplemental Schedule of Cash Paid (Received) During the Period:
Interest	3,040,369	2,679,369
Income taxes, net of refunds	1,032,720	1,375,000
Supplemental Schedule of Noncash Investing and Financing Activities:
Change in unrealized loss on securities AFS	(209,411)	(68,765)
Loans transferred to OREO	392,155	395,108
Common Shares Dividends Paid:
Dividends declared	3,453,884	3,212,092
Increase in dividends payable attributable to dividends declared	(49,315)	(565)
Dividends reinvested	(946,698)	(897,560)
Total	$ 2,457,871	$ 2,313,967